Consolidated statement of changes in equity - EUR (€) € in Thousands		Share capital [Member]	Share premium [Member]	Consolidated reserves [Member]	Other comprehensive income [Member]	Total equity attributable to the owners of the parents [member]	Non-controlling interest [Member]	Total equity [Member]
At beginnig of the period at Dec. 31, 2015		€ 2,729	€ 78,098	€ 1,407	€ 721	€ 82,955	€ 0	€ 82,955
Net loss for the year		0	0	(3,019)	0	(3,019)	0	(3,019)
Other comprehensive (loss) income, net of taxes		0	0	0	(1,833)	(1,833)	0	(1,833)
Total comprehensive income (loss)		0	0	(3,019)	(1,833)	(4,852)	0	(4,852)
Equity-settled share-based payment expense		0	921	9	0	930	0	930
At end of the period at Dec. 31, 2016		2,729	79,019	(1,603)	(1,112)	79,033	0	79,033
Net loss for the year	[1]	0	0	(2,117)	0	(2,117)	0	(2,117)
Other comprehensive (loss) income, net of taxes		0	0	0	(691)	(691)	0	(691)
Total comprehensive income (loss)	[1]	0	0	(2,117)	(691)	(2,808)	0	(2,808)
Equity-settled share-based payment expense		0	820	9	0	829	0	829
At end of the period at Dec. 31, 2017	[1]	2,729	79,839	(3,711)	(1,803)	77,054	0	77,054
IFRS 15 - impact on operning reserves	[2]	0	0	(1,173)	0	(1,173)	0	(1,173)
Adjusted equity At January 1, 2018		2,729	79,839	(4,884)	(1,803)	75,881	0	75,881
Net loss for the year		0	0	3,027	0	3,027	0	3,027
Other comprehensive (loss) income, net of taxes		0	0	0	(47)	(47)	0	(47)
Total comprehensive income (loss)		0	0	3,027	(47)	2,980	0	2,980
Capital increase in cash - public offering		312	59,575	0	0	59,887	0	59,887
Capital increase through excercise of warrants		9	593	0	0	602	0	602
Costs from capital increase		0	(4,003)	0	0	(4,003)	0	(4,003)
Equity-settled share-based payment expense		0	633	9	0	642	0	642
At end of the period at Dec. 31, 2018		€ 3,050	€ 136,637	€ (1,848)	€ (1,850)	€ 135,989	€ 0	€ 135,989

[1]	* The year 2017 has been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.
[2]	**The Group has initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated. See Note 2 for more information.